Jan. 12, 2023

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated January 12, 2023 to the Prospectus dated August 10, 2022 for the following series of the Trust:

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jan/Jul

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for the Fund:

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jan/Jul

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jan/Jul

Share Class	Trigger Rate (As of January 12, 2023)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	6.68%	6.16%

Investors should retain this supplement for future reference.